Investment in equity investees	12 Months Ended
Mar. 31, 2015
Investment in equity investees
Investment in equity investees

14.   Investment in equity investees

	Cost method	Equity method	Total
	(in millions of RMB)
Balance at April 1, 2012	1,316	326	1,642
Additions	392	190	582
Share of results and other comprehensive income	—	(14)	(14)
Less: disposals and transfers	(99)	(306)	(405)
Less: impairment loss	(245)	—	(245)
Foreign currency translation adjustments	(5)	—	(5)

Balance at March 31, 2013	1,359	196	1,555
Additions	12,655	3,908	16,563
Share of results and other comprehensive income (i)	—	(34)	(34)
Less: disposals and transfers	(262)	—	(262)
Less: impairment loss	(119)	—	(119)
Foreign currency translation adjustments	(44)	7	(37)

Balance at March 31, 2014	13,589	4,077	17,666
Additions	12,304	16,518	28,822
Share of results and other comprehensive income (i)	—	(1,148)	(1,148)
Less: disposals and transfers (ii)	(9,818)	(806)	(10,624)
Less: impairment loss	(419)	(438)	(857)
Foreign currency translation adjustments	17	1	18

Balance at March 31, 2015	15,673	18,204	33,877

(i)

Total share of results and other comprehensive income for the years ended March 31, 2014 and 2015 exclude the fair value adjustments of contingent consideration of a loss of RMB178 million and a gain of RMB68 million related to an equity investee, respectively. It also excludes an expense of RMB58 million in connection with the share-based awards relating to Ant Financial Services (Note 8(d)) granted to an equity investee by Junhan for the year ended March 31, 2015. Such awards are accounted for as equity contributions from Junhan and recorded in additional paid-in capital and the corresponding expense is recorded in the consolidated financial statements for the year ended March 31, 2015.

(ii)

Transfers during the year ended March 31, 2015 primarily relate to the step acquisitions of OneTouch (Note 4(h)), UCWeb (Note 4(g)), AutoNavi (Note 4(e)), as well as an additional investment in Weibo (Note 4(o)).

As of March 31, 2015, the equity method investments with an aggregate carrying amount of RMB13,218 million that are publicly traded have appreciated in value and the total open market values of these investments amounted to RMB24,332 million.

As of March 31, 2014 and 2015, the cost method investments with an aggregate carrying amount of RMB9,917 million and RMB6,046 million have appreciated in value and the Company estimated the fair value to approximate RMB14,455 million and RMB14,965 million, respectively. As of the same dates, for certain other cost method investments with carrying amounts of RMB3,672 million and RMB9,627 million, the Company identified no events or changes in circumstances that may have a significant adverse effect on the fair values of the investments and determined that it is not practicable to estimate their fair values, respectively.

During the years ended March 31, 2014 and 2015, the Company completed several investments accounted for as equity investees. Details of the significant investments are summarized in Note 4. During the same periods, the Company recorded impairment losses on certain cost method and equity method investments. The non-recurring fair value measurements with respect to such impairment losses were individually insignificant and utilized a number of different unobservable inputs not subject to meaningful aggregation.